Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payables and Accrued Liabilities [Abstract]
Accrued staff salaries	$ 1,350,655	$ 1,313,329
VAT and other tax payable	210,733	113,555
Accrued administrative expenses	2,195,226	1,186,379
Other payables	218,720	238,862
Total	$ 3,975,334	$ 2,852,125